Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 90,156,821	$ 6,252,409
Receivables	1,041,582	573,390
Inventory	3,903,139	1,532,263
Prepaids and deposits	4,757,100	724,513
Total current assets	99,858,642	9,082,575
Non-current Assets
Equipment	1,192,074	529,542
Intangible assets	36,112	45,141
Investments	71,429	14,286
Receivable		156,200
Right of use assets	229,616	372,344
TOTAL ASSETS	101,387,873	10,200,088
Current Liabilities
Trade payables and accrued liabilities	3,397,343	2,399,187
Customer deposits	417,641	466,295
Deferred revenue	165,237	18,542
Derivative liability	492,470	2,198,121
Lease liabilities	143,624	154,147
Total current liabilities	4,616,315	5,236,292
Non-current Liabilities
Deferred revenue	44,512	68,139
Lease liabilities	130,251	273,874
TOTAL LIABILITIES	4,791,078	5,578,305
SHAREHOLDERS’ EQUITY
Share capital	229,698,507	110,742,984
Reserves – share-based payments	7,347,457	7,698,304
Reserves - Warrants	126,534	3,776,428
Accumulated deficit	(140,446,908)	(117,465,829)
Accumulated other comprehensive income (loss)	(128,795)	(130,104)
TOTAL SHAREHOLDERS’ EQUITY	96,596,795	4,621,783
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 101,387,873	$ 10,200,088